Segment (Tables)	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Market

The summary of total revenues by geographic market for the six months ended December 31,2020 and 2019 was as follows:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Mainland China	$6,430,883	$6,138,185
United States	3,235,212	2,283,744
Europe	938,083	1,195,122
Australia	235,819	523,383
Canada	784,403	161,353
Central and South America	50,915	62,641
Japan and other Asian countries and regions	570,192	1,112,127
Total	$12,245,507	$11,476,555

Schedule of Revenue by Products and Services Categories

The summary of total revenues by product and service categories for the six months ended December 31,2020 and 2019 was as follows:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Product sales:
Pet leashes	$1,845,601	$2,533,043
Pet collars	2,846,833	2,764,380
Pet harnesses	791,441	1,025,927
Retractable dog leashes	106,585	427,183
Intelligent pet products	3,383,666	2,110,239
Gift suspender	1,489,852	1,661,916
Other pet accessories	529,954	511,782
Climbing hooks	769,199	442,085
Total revenue from product sales	11,763,131	11,476,555

Service:
Dyeing services	482,376	-
Total revenue from service	482,376	-
Total revenue	$12,245,507	$11,476,555